Liability for Employee Rights upon Retirement - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Severance pay expenses	$ 2,356,000	$ 1,426,000	$ 1,118,000
Defined contribution plan expenses	7,581,000	$ 5,739,000	$ 5,267,000
Contribution plan expenses expected	$ 7,600,000